Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 5 – Leases:

The Company had a two-year lease agreement for its office in Kiryat Ono, Israel that began in 2020, and was renewed in 2022 for an additional two years that ended in February 2024, and further extended by one month that ended in March 2024. The annual lease payment was approximately $50 thousand.

On February 1, 2024, the Company entered into a three-year lease agreement commencing on March 15, 2024 (the “Lease Agreement”), to move its corporate headquarters, including the offices and research and development facility, to 1 HaTahana Street, Menivim Tower, Kfar Saba 4453001 Israel where occupies approximately 6,340 square feet, plus an additional storage space of approximately 260 square feet and 12 parking spaces. The Company completed the move to the new corporate headquarters in March 2024.

The monthly aggregate rental payment is NIS 71,000 (approximately $18,900) plus VAT, as required under Israeli law. At the end of the term, the Company has an option to extend the lease for additional three years. In addition, the Company provided a bank guarantee in the amount of approximately NIS 248,000 (approximately $66,000) to the Company’s landlords as part of the Lease Agreement.

The Company’s lease expenses were as follows:

	Six months ended
	June 30,
	2024	2023
Lease expense	$45,736	$22,929

Other information related to the new operating leases as follows:

	Six months ended
	June 30,
	2024	2023
Weighted-average remaining lease term — operating leases (years)	2.71	0.67
Weighted-average discount rate — operating leases (%)	11.54	6

Undiscounted maturities of operating lease payments are summarized as follows:

June 30, 2024
2024	$102,450
2025	$204,900
2026	$204,900
2027	$42,689
Total undiscounted cash flows	$554,939
Less: imputed interest	$68,850
Operaעting lease liabilities	$486,089